EXPLORATION AND EVALUATION - Disclosure of detailed information about exploration and evaluation expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Exploration [Line Items]
Exploration and Evaluation	$ 16,186	$ 17,925
Depreciation and depletion [Member]
Disclosure Of Exploration [Line Items]
Exploration and Evaluation	624	330
Share-based compensation [Member]
Disclosure Of Exploration [Line Items]
Exploration and Evaluation	427	293
Exploration salaries, wages and benefits [Member]
Disclosure Of Exploration [Line Items]
Exploration and Evaluation	1,829	1,975
Direct exploration expenditures [Member]
Disclosure Of Exploration [Line Items]
Exploration and Evaluation	6,167	7,335
Evaluation salaries, wages and benefits [Member]
Disclosure Of Exploration [Line Items]
Exploration and Evaluation	2,299	1,677
Direct evaluation expenditures [Member]
Disclosure Of Exploration [Line Items]
Exploration and Evaluation	$ 4,840	$ 6,315